Use of estimates and judgments	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Use of estimates and judgments

A.3. Use of estimates and judgments

The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date of the finalization of the financial statements. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:

•	amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions (see Notes B.13.1. and D.23.);

•	impairment of property, plant and equipment, intangible assets, and investments accounted for using the equity method (see Notes B.6. and D.5.);

•	the valuation of goodwill and the valuation and useful life of acquired intangible assets (see Notes B.3.2. , B.4.3. , D.4. and D.5.);

•	the measurement of equity investments in unquoted entities (see Notes B.8.5. and D12.);

•	the measurement of contingent consideration receivable in connection with asset divestments (see Notes B.8.5. and D.12.);

•	the measurement of financial assets at amortized cost (see Note B.8.5.);

•	the amount of post-employment benefit obligations (see Notes B.23. and D.19.1.);

•	the amount of provisions for restructuring, litigation, tax risks and environmental risks, other than those related to income taxes (see Notes B.12., B.19., B.20., D.19. and D.22.);

•	the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences (see Notes B.22. and D.14.);

•	the direct and indirect impacts recorded in 2017 of the US tax reform (Tax Cuts and Jobs Act of 2017), including the estimated tax charge on deemed repatriation that is attributable to the accumulated earnings of non-US operations (see Note D.19.4.);

•	the measurement of contingent consideration (see Notes B.3. and D.18.);

•	which exchange rate to use at the end of the reporting period for the translation of accounts denominated in foreign currencies, and of financial statements of foreign subsidiaries, in cases where more than one exchange rate exists for a given currency (see Note A.4.).

Actual results could differ from these estimates.